Concessions and Authorizations (Tables)	12 Months Ended
Dec. 31, 2023
Concessions And Authorizations
Schedule of concession contracts or authorizations obtained by copel

Concession agreement / authorization of the equity		Interest %	Maturity
Copel DIS	Contract 046/1999, extended by 5th addendum to the contract	100	07.07.2045
Elejor	Contract 125/2001 - HPP Fundão	70	06.11.2040
	Contract 125/2001 - HPP Santa Clara		05.10.2040
	Fundão I and HGP Santa Clara I		(a)
Dona Francisca Energética	Contract 188/1998 - HPP Dona Francisca	23	09.21.2037
UEG Araucária	Authorization 351/1999 - TPP Araucária (60.9% Copel GET)	20.3	12.23.2029
Compagas	Concession gas distribution contract	51	07.06.2054
Usina de Energia Eólica São João S.A. (b)	MME Ordinance 173 /2012 - WPP São João	49	03.26.2047
Usina de Energia Eólica Carnaúba S.A. (b)	MME Ordinance 204 /2012 - WPP Carnaúbas	49	04.09.2047
Usina de Energia Eólica Reduto S.A. (b)	MME Ordinance 230 /2012 - WPP Reduto	49	04.16.2047
Usina de Energia Eólica Santo Cristo S.A. (b)	MME Ordinance 233/2012 - WPP Santo Cristo	49	04.18.2047
(a) Projects had the conversion of authorization into registration, according to Authorizing Resolutions No. 14,744/2023 and 14,745/2023.
(b) Subsidiaries of Voltalia São Miguel do Gostoso I Participações S.A.
Hydroelectric Power Plant - HPP
Small Hydroelectric Plant - SHP / Hydroelectric Generating Plant - HGP
Thermal Power Plant - TPP
Wind Power Plant - WPP

Schedule of concession contracts or authorizations obtained by Copel Get and its investees

Generation concessions		Interest %	Maturity
ONEROUS CONCESSION BY THE USE OF PUBLIC PROPERTY - UBP

Concession Contract 001/2007 - HPP Gov. Jayme Canet Júnior (Mauá) (a)		51	06.28.2049

Concession Contract 001/2011 - HPP Colíder		100	01.30.2046

Authorization - Ordinance 133/2011 - SHP Cavernoso II		100	12.06.2050

Concession Contract 002/2012 - HPP Baixo Iguaçu		30	12.03.2049

Concession Contract 007/2013
HPP Apucaraninha		100	01.27.2027
HPP Chaminé		100	08.02.2028
HPP Derivação do Rio Jordão		100	06.21.2032
HPP Cavernoso		100	06.23.2033

PUBLIC SERVICE CONCESSIONS

Concession Contract 045/1999 (Note 34.2.6)
TPP Figueira		100	03.26.2019
HPP São Jorge		100	07.24.2026
HPP Gov. Ney Aminthas de Barros Braga (Segredo)		100	09.25.2032
HPP Gov. José Richa (Salto Caxias)		100	03.20.2033
Concession Contract 001/2020
UHE Guaricana		100	07.21.2028

Authorization - Resolution 278/1999 - WPP Palmas		100	09.29.2029

Dispatch 182/2002 - Hydroelectric Generating Plant - HGP Melissa, HGP Pitangui and
HGP Salto do Vau (only register with ANEEL)		100	-

Concession Contract 003/2016 - HPP Gov. Pedro Viriato Parigot de Souza (GPS)		100	01.03.2053

HPP Marumbi - Power generating plant registration: CGH. PH. PR. 001501-6.02		100	-

Authorization Aneel 5,373/2015 - HGP Chopim I (only register with ANEEL)		100	-

Concession agreement / authorization of the equity
UEG Araucária	Authorization 351/1999 - TPP Araucária (20,3% - Copel)	60.9	12.23.2029
Nova Asa Branca I	MME Ordinance 267/2011 - WPP Asa Branca I	100	04.25.2046
Nova Asa Branca II	MME Ordinance 333/2011 - WPP Asa Branca II	100	05.31.2046
Nova Asa Branca III	MME Ordinance 334/2011 - WPP Asa Branca III	100	05.31.2046
Nova Eurus IV	MME Ordinance 273/2011 -WPP Eurus IV	100	04.27.2046
Santa Maria	MME Ordinance 274/2012 - WPP SM	100	05.08.2047
Santa Helena	MME Ordinance 207/2012 - WPP Santa Helena	100	04.09.2047
Ventos de Santo Uriel	MME Ordinance 201/2012 - WPP Santo Uriel	100	04.09.2047
GE Boa Vista	MME Ordinance 276 /2011 - WPP Dreen Boa Vista	100	04.28.2046
GE Farol	MME Ordinance 263 /2011 - WPP Farol	100	04.20.2046
GE Olho D’Água	MME Ordinance 343 /2011 - WPP Dreen Olho D'Água	100	06.01.2046
GE São Bento do Norte	MME Ordinance 310 /2011 - WPP Dreen São Bento do Norte	100	05.19.2046
Esperança do Nordeste	MME Ordinance 183/2015 - WPP Esperança do Nordeste	100	05.11.2050
Paraíso dos Ventos do Nordeste	MME Ordinance 182/2015 - WPP Paraíso dos Ventos do Nordeste	100	05.11.2050
Usina de Energia Eólica Jangada	Resolution 3,257/2011 - WPP GE Jangada	100	01.05.2042
Maria Helena	Resolution 3,259/2011 - WPP GE Maria Helena	100	01.05.2042
Usina de Energia Eólica Potiguar	MME Ordinance 179/2015 - WPP Potiguar	100	05.11.2050
Usina de Energia Eólica Guajiru	Resolution 3,256/2011 - WPP Dreen Guajiru	100	01.05.2042
Usina de Energia Eólica Cutia	Resolution 3,258/2011 - WPP Dreen Cutia	100	01.05.2042
São Bento do Norte I	Ordinance 349/2015 - WPP São Bento do Norte I	100	08.04.2050
São Bento do Norte II	Ordinance 348/2015 - WPP São Bento do Norte II	100	08.04.2050
São Bento do Norte III	Ordinance 347/2015 - WPP São Bento do Norte III	100	08.04.2050
São Miguel I	Ordinance 352/2015 - WPP São Miguel I	100	08.04.2050
São MigueI lI	Ordinance 351/2015 - WPP São Miguel II	100	08.04.2050
São Miguel III	Ordinance 350/2015 - WPP São Miguel III	100	08.04.2050
Foz do Chopim (b)	Authorization 114/2000 - SHP Arturo Andreoli	35.77	07.07.2034
SHP Bela Vista	Resolution 913/2017 - transfer of title under
	Resolution 7,802/2019	100	01.02.2041
F.D.A. Electricity Generation (Note 34.2.6)	Generation Concession Contract 002/2020	100	12.21.2024
Jandaíra I Energias Renováveis	Ordinance 140/2020 - WPP Jandaíra I	100	04.02.2055
Jandaíra II Energias Renováveis	Ordinance 141/2020 - WPP Jandaíra II	100	04.02.2055
Jandaíra III Energias Renováveis	Ordinance 142/2020 - WPP Jandaíra III	100	04.02.2055
Jandaíra IV Energias Renováveis	Ordinance 139/2020 - WPP Jandaíra IV	100	04.02.2055
EOL Potiguar B 141 SPE S.A.	Ordinance 02/2019 - WPP Vila Maranhão I	100	01.11.2054
EOL Potiguar B 142 SPE S.A.	Ordinance 12/2019 - WPP Vila Maranhão II	100	01.14.2054
EOL Potiguar B 143 SPE S.A.	Ordinance 13/2019 - WPP Vila Maranhão III	100	01.14.2054
EOL Potiguar B 61 SPE S.A.	Ordinance 453/2019 - WPP Ventos de Vila Mato Grosso I	100	12.06.2054
Ventos de Vila Paraíba IV SPE S.A.	Ordinance 10/2019 - WPP Vila Ceará I	100	01.14.2054
EOL Aventura II	Ordinance 209/2018 - Aventura II	100	06.05.2053
EOL Aventura III	Ordinance 220/2018 - Aventura III - REA n° 7.820/2019	100	06.11.2053
EOL Aventura IV	Ordinance 215/2018 - Aventura IV	100	06.05.2053
EOL Aventura V	Ordinance 213/2018 - Aventura V	100	06.05.2053
EOL SRMN I S.A.	Ordinance 196/2018 - Santa Rosa e Novo Mundo I	100	06.04.2053
EOL SRMN II S.A.	Ordinance 194/2018 - Santa Rosa e Novo Mundo II	100	06.04.2053
EOL SRMN III S.A.	Ordinance 197/2018 - Santa Rosa e Novo Mundo III	100	06.04.2053
EOL SRMN IV S.A.	Ordinance 188/2018 - Santa Rosa e Novo Mundo IV	100	06.01.2053
EOL SRMN V S.A.	Ordinance 189/2018 - Santa Rosa e Novo Mundo V - Resolution 7.783/2019	100	06.01.2053

(a) Aneel Authorizing Resolution No. 14,435/2023 and Aneel Approving Resolution No. 3,242/2023 granted the request to restore the grant period for explorating the plant in 763 days, changing the expiration date to June 28, 2049.
(b) Aneel Authorizing Resolution No. 14,896/2023 granted the request to restore the concession period for explorating the plant by 986 days, changing the expiration date to July 7, 2034.

Transmission concessions		Interest %	Maturity	Next tariff review
Transmission lines and substations concession agreements
Contract 060/2001 - Transmission facilities (sundry Transmission lines and Substations) - extended by the 3rd additive term		100	01.01.2043	2023 (b)
Contract 075/2001 - Transmission line 230 kV Bateias - Jaguariaíva		100	08.17.2031	(a)
Contract 006/2008 - Transmission line 230 kV Bateias - Pilarzinho		100	03.17.2038	2023 (c)
Contract 027/2009 - Transmission line 525 kV Foz do Iguaçu - Cascavel Oeste		100	11.19.2039	2025
Contract 010/2010 - Transmission line 500 kV Araraquara II - Taubaté		100	10.06.2040	2026
Contract 015/2010 - Substation Cerquilho III 230/138 kV		100	10.06.2040	2026
Contract 022/2012 - Transmission line 230 kV Londrina - Figueira and Transmission line 230 kV Foz do Chopim - Salto Osório		100	08.27.2042	2023 (c)
Contract 002/2013 - Transmission line 230 kV Assis - Paraguaçu Paulista II e Substation Paraguaçu Paulista II 230 kV		100	02.25.2043	2023 (c)
Contract 005/2014 - Transmission line 230 kV Bateias - Curitiba Norte e Substation Curitiba Norte 230/138 kV		100	01.29.2044	2024
Contract 021/2014 - Transmission line 230 kV Foz do Chopim - Realeza e Substation Realeza 230/138 kV		100	09.05.2044	2025
Contract 022/2014 - Transmission line 500 kV Assis - Londrina		100	09.05.2044	2025
Contract 006/2016 - Transmission line 525 kV Curitiba Leste - Blumenau		100	04.07.2046	2026
Contract 006/2016 - Transmission line 230 kV Baixo Iguaçu - Realeza
Contract 006/2016 - Transmission line 230 kV Curitiba Centro - Uberaba
Contract 006/2016 - Substation Medianeira 230/138 kV
Contract 006/2016 - Substation Curitiba Centro 230/138 kV
Contract 006/2016 - Substation Andirá Leste 230/138 kV

Concession agreement / authorization of the equity
Costa Oeste Transmissora	Contract 001/2012:	100	01.12.2042	2027
	Transmission line 230 kV Cascavel Oeste - Umuarama
	Substation Umuarama 230/138 kV
Caiuá Transmissora	Contract 007/2012:	49	05.10.2042	2027
	Transmission line 230 kV Umuarama - Guaíra
	Transmission line 230 kV Cascavel Oeste - Cascavel Norte
	Substation Santa Quitéria 230/138/13,8 kV
	Substation Cascavel Norte 230/138/13,8 kV
Marumbi Transmissora	Contract 008/2012:	100	05.10.2042	2027
	Transmission line 525 kV Curitiba - Curitiba Leste
	Substation Curitiba Leste 525/230 kV
Integração Maranhense	Contract 011/2012: Transmission line 500 kV Açailândia - Miranda II	49	05.10.2042	2027
Matrinchã Transmissora	Contract 012/2012:	49	05.10.2042	2027
	Transmission line 500 kV Paranaíta - Cláudia
	Transmission line 500 kV Cláudia - Paranatinga
	Transmission line 500 kV Paranatinga - Ribeirãozinho
	Substation Paranaíta 500 kV
	Substation Cláudia 500 kV
	Substation Paranatinga 500 kV
Guaraciaba Transmissora	Contract 013/2012:	49	05.10.2042	2027
	Transmission line 500 kV Ribeirãozinho - Rio Verde Norte
	Transmission line 500 kV Rio Verde Norte - Marimbondo II
	Substation Marimbondo II 500 kV
Paranaíba Transmissora	Contract 007/2013:	24.5	05.02.2043	2023 (c)
	Transmission line 500 kV Barreiras II - Rio das Éguas
	Transmission line 500 kV Rio das Éguas - Luziânia
	Transmission line 500 kV Luziânia - Pirapora 2
Mata de Santa Genebra	Contract 001/2014:	50.1	05.14.2044	2024
	Transmission line 500 kV Itatiba - Bateias
	Transmission line 500 kV Araraquara 2 - Itatiba
	Transmission line 500 kV Araraquara 2 - Fernão Dias
	Substation Santa Bárbara D ́Oeste 440 kV
	Substation Itatiba 500 kV
	Substation Fernão Dias 500/440 kV
Cantareira Transmissora	Contract 019/2014: Transmission line Estreito - Fernão Dias	49	09.05.2044	2025
Uirapuru Transmissora	Contract 002/2005: Transmission line 525 kV Ivaiporã - Londrina	100	03.04.2035	(a)

(a) Do not undergo tariff review and RAP reduced to 50% in the 16th year.
(b) Review postponed to 2024 (but referring to 2023), under the terms of Order No. 402/2023.
(c) Aneel Homologatory Resolution 3,205/2023 repositioned the RAP of the transmission companies. However, the effects were disregarded in Homologatory Resolution 3,216/2023 for the 2023/2024 RAP cycle and will be processed in the 2024/2025 cycle, after the publication of Order No. 4,675/2023.